Offerings	Dec. 03, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Offering Note
(1)
This note applies to offering lines 1 through 5. There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) warrants to purchase common stock or preferred stock of the Registrant, (d) rights to purchase common stock or preferred stock of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

This note applies to offering lines 1 through 5. In accordance with Rules 456(b) and
457(r)
under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

*	Additional securities may be added by an automatically effective post-effective amendment pursuant to Rule 413 under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering Note
(1)
This note applies to offering lines 1 through 5. There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) warrants to purchase common stock or preferred stock of the Registrant, (d) rights to purchase common stock or preferred stock of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

This note applies to offering lines 1 through 5. In accordance with Rules 456(b) and
457(r)
under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

*	Additional securities may be added by an automatically effective post-effective amendment pursuant to Rule 413 under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
This note applies to offering lines 1 through 5. There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) warrants to purchase common stock or preferred stock of the Registrant, (d) rights to purchase common stock or preferred stock of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

This note applies to offering lines 1 through 5. In accordance with Rules 456(b) and
457(r)
under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

*	Additional securities may be added by an automatically effective post-effective amendment pursuant to Rule 413 under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering Note
(1)
This note applies to offering lines 1 through 5. There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) warrants to purchase common stock or preferred stock of the Registrant, (d) rights to purchase common stock or preferred stock of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

This note applies to offering lines 1 through 5. In accordance with Rules 456(b) and
457(r)
under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

*	Additional securities may be added by an automatically effective post-effective amendment pursuant to Rule 413 under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note
(1)
This note applies to offering lines 1 through 5. There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) warrants to purchase common stock or preferred stock of the Registrant, (d) rights to purchase common stock or preferred stock of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock and preferred stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

This note applies to offering lines 1 through 5. In accordance with Rules 456(b) and
457(r)
under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

*	Additional securities may be added by an automatically effective post-effective amendment pursuant to Rule 413 under the Securities Act.